UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Four Greenwich Office Park

         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     Kevin Wyman     Greenwich, Connecticut     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $17,509 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLOROX CO DEL                  COM              189054109     2574    50000 SH  PUT  SOLE                    50000
CORN PRODS INTL INC            COM              219023108      854    40300 SH  PUT  SOLE                    40300
DENTSPLY INTL INC NEW          COM              249030107     2556    95200 SH  PUT  SOLE                    95200
EVERGREEN SOLAR INC            NOTE 4.000% 7/1  30033RAC2     1992  6375000 PRN      SOLE                  6375000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     3082  5000000 PRN      SOLE                  5000000
HUNTSMAN CORP                  COM              447011107      684   218630 SH       SOLE                   218630
LAMAR ADVERTISING CO           CL A             512815101      689    70700 SH  PUT  SOLE                    70700
PALM INC NEW                   COM              696643105      825    95700 SH  PUT  SOLE                    95700
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7     4253  5670000 PRN      SOLE                  5670000